Share-based payments (Details 7) - Grubhub rollover plans	7 Months Ended	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 shares € / shares
Share-based payments
Number of share options outstanding as at the beginning of the period	1,647,504
Number of share options granted during the period	0
Number of share options forfeited during the period	(55,493)
Number of share options exercised during the period	(87,426)	(87.426)
Number of share options expired during the period	0
Number of share options outstanding as at the end of the period	1,504,585	1,504,585
Number of share options exercisable as at the end of the period	1,457,828	1,457,828
Weighted-average exercise price outstanding as at the beginning of the period | € / shares	€ 55.63
Weighted-average exercise price granted during the period | € / shares	0
Weighted-average exercise price forfeited during the period | € / shares	103.67
Weighted-average exercise price exercised during the period | € / shares	43.98
Weighted-average exercise price expired during the period | € / shares	0
Weighted-average exercise price outstanding as at the end of the period | € / shares	€ 54.57	€ 54.57
Number of shares outstanding at the beginning of the period	2,447,654
Number of shares granted during the period	0	0
Number of shares forfeited during the period	(356,913)
Number of shares vested during the period	(606,610)
Number of shares expired during the period	0
Number of shares outstanding at the end of the period	1,484,131	1,484,131
Weighted-average grant-date fair value outstanding at the beginning of the period | € / shares	€ 77.54
Weighted-average grant-date fair value granted during the period | € / shares	0
Weighted-average grant-date fair value forfeited during the period | € / shares	77.54
Weighted-average grant-date fair value vested during the period | € / shares	77.54
Weighted-average grant-date fair value expired during the period | € / shares	0
Weighted-average grant-date fair value outstanding at the end of the period | € / shares	€ 77.54	€ 77.54